Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000232397 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232397 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232397 | BNY-80004C200
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232397 | BNY-BMGYJ02
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000232397 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232397 | BNY-BMG3GS6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232397 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000232397 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000232397 | BNY-874039100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232397 | BNY-697435105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000232397 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000232397 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000232397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000232397 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000232397 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000227588 | BNY-90184D100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000227588 | BNY-60770K107
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227588 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227588 | BNY-478160104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227588 | BNY-91307C102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000227588 | BNY-632307104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | BNY-88023B103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | BNY-45257U108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227588 | BNY-86366E106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227588 | BNY-86150R107
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000227588 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000227588 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000227588 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227588 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000227588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214236 | BNY-697435105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214236 | BNY-25402D102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000214236 | BNY-M6191J100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000214236 | BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000214236 | BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000214236 | BNY-88025T102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000214236 | BNY-679295105
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214236 | BNY-90138F102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000214236 | BNY-781154109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000214236 | BNY-74758T303
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000214236 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000214236 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	94.50%
C000214236 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000214236 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000214236 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000224004 | BNY-697435105
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224004 | BNY-23804L103
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000224004 | BNY-22788C105
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000224004 | BNY-88025T102
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224004 | BNY-679295105
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000224004 | BNY-781154109
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000224004 | BNY-34959E109
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000224004 | BNY-81730H109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224004 | BNY-204166102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224004 | BNY-922280102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000224004 | United States
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000224004 | Japan
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224004 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000224004 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000164637 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000164637 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164637 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000164637 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000164637 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164637 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000164637 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000164637 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000164637 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000164637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000164637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000164637 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000164637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000164637 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000164637 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000164635 | BNY-B3CTJS6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164635 | BNY-BMFDP24
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000164635 | BNY-BSY3S84
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | BNY-BBT3PS9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | BNY-6870564
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000164635 | BNY-BJ1DLW9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-B0B9GS5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000164635 | BNY-BQWSKZ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-B2927P4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | BNY-6339429
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164635 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000164635 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000164635 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164635 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.30%
C000164635 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164635 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000164635 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000164635 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000164635 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000164635 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164635 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000164635 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000268262 | BNY-912797RG4
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000268262 | BNY-912797UM7
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000268262 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000268262 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000268262 | InvestmentU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.70%
C000268262 | InvestmentMutual Fund
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000272094 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272094 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000272094 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000272094 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000272094 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000272094 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000272094 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000272094 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000272094 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272094 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000272094 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000272094 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000272094 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000272094 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000272094 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000272094 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272094 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000272094 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000272094 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000227316 | BNY-6771720
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000227316 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227316 | BNY-6889106
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000227316 | BNY-6450267
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227316 | BNY-BMMV2K8
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227316 | BNY-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227316 | BNY-6372480
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227316 | BNY-BV2FFX7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227316 | BNY-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227316 | BNY-6260734
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000227316 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000227316 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227316 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000227316 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227316 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000227316 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227316 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227316 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227316 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000272099 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000272099 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272099 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000272099 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000272099 | BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000272099 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000272099 | BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000272099 | BNY-6770620
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000272099 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000272099 | BNY-0989529
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000272099 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000272099 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000272099 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000272099 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000272099 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000272099 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000272099 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000272099 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000272099 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000272099 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000272099 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000272099 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000227314 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000227314 | BNY-B929F46
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000227314 | BNY-0540528
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227314 | BNY-7103065
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227314 | BNY-BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | BNY-BTMJD19
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227314 | BNY-7123870
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | BNY-6335171
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227314 | BNY-6770620
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227314 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000227314 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000227314 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000227314 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000227314 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000227314 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000227314 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000227314 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000227314 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000272566 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000272566 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000272566 | BNY-5727973
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272566 | BNY-03214Q108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000272566 | BNY-6108179
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000272566 | BNY-75644T100
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000272566 | BNY-051774107
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000272566 | BNY-68236H204
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000272566 | BNY-6451055
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000272566 | BNY-019330109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000272566 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000272566 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000272566 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000272566 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000272566 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264379 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264379 | BNY-74768A104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000264379 | BNY-26740W109
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264379 | BNY-76655K103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264379 | BNY-46222L108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264379 | BNY-459200101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264379 | BNY-458140100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264379 | BNY-74766W108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264379 | BNY-45676K103
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264379 | BNY-24703L202
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264379 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000264379 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	86.40%
C000264379 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264379 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000264379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235377 | BNY-58733R102
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000235377 | BNY-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000235377 | BNY-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235377 | BNY-B12LZH9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000235377 | BNY-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000235377 | BNY-6418931
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000235377 | BNY-6442327
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000235377 | BNY-7320154
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | BNY-2643674
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | BNY-6606996
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000235377 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000235377 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000235377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000235377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000235377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000235377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000235377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000235377 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000235377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000235377 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000235377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000235377 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272098 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272098 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000272098 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000272098 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000272098 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000272098 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000272098 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000272098 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000272098 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000272098 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000272098 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000272098 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000272098 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000272098 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000272098 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000272098 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000272098 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000272098 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000272098 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000272098 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000272098 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000272098 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168143 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000168143 | Bank of America Corp.2.5924/29/2031
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168143 | Wells Fargo & Co.4.8087/25/2028
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | HCA, Inc.4.1256/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | U.S. Bancorp5.7756/12/2029
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Morgan Stanley3.954/23/2027
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Deutsche Bank AG5.2975/9/2031
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Bank of America Corp.3.1947/23/2030
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000168143 | Capital One Financial Corp.3.81/31/2028
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | UnitedHealth Group, Inc.3.3754/15/2027
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168143 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000168143 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000168143 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000168143 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000168143 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168143 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000168143 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000168143 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000168143 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168143 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000168143 | Financials
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000168143 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000200315 | BNY-595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200315 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000200315 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000200315 | BNY-02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000200315 | BNY-X9USDDRET
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000200315 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000200315 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200315 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200315 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200315 | BNY-88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200315 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200315 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000200315 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000200315 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000200315 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200315 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000200315 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000200315 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000200315 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000168145 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000168145 | WESCO Distribution, Inc.6.6253/15/2032
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Snap, Inc.6.8753/1/2033
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | WULF Compute LLC7.7510/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | EchoStar Corp.6.7511/30/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Post Holdings, Inc.6.53/15/2036
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | DISH DBS Corp.5.7512/1/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.10.011/15/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Post Holdings, Inc.4.6254/15/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168145 | Icahn Enterprises LP/Icahn Enterprises Finance Corp.4.3752/1/2029
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000168145 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000168145 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168145 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000168145 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000168145 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168145 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000168145 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000168145 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000168145 | Energy
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000168145 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000168145 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000168145 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000168144 | BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000168144 | Goldman Sachs Group, Inc.5.0497/23/2030
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000168144 | Goldman Sachs Group, Inc.3.8144/23/2029
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000168144 | Bank of America Corp.5.2024/25/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | ONEOK, Inc.5.6511/1/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Elevance Health, Inc.4.1013/1/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Ares Strategic Income Fund5.89/9/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | L3Harris Technologies, Inc.4.46/15/2028
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Haleon U.S. Capital LLC3.3753/24/2029
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Morgan Stanley5.1731/16/2030
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000168144 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000168144 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000168144 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000168144 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000168144 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000168144 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000168144 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000168144 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000168144 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000168144 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000168144 | Financials
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C000168144 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.10%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.